FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUES
Summary of fair values of financial assets and financial liabilities

Financial Instruments as of 12/31/2023	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	44,845,302	1,570,520	—	46,415,822
- Derivatives	—	3,795,093	—	3,795,093
- Other financial assets	21,064,292	—	—	21,064,292
- Other debt securities	17,831,074	10,438,957	—	28,270,031
- Financial assets pledged as collateral	46,374,207	—	—	46,374,207
- Investments in Equity Instruments	49,094	—	316,891	365,985
Total Assets	130,163,969	15,804,570	316,891	146,285,430
Liabilities
- Liabilities at fair value through profit or loss	607,903	—	—	607,903
- Other financial liabilities	72,391,981	—	—	72,391,981
Total Liabilities	72,999,884	—	—	72,999,884

Financial Instruments as of 12/31/2022	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	69,696,151	11,444	—	69,707,595
- Derivatives	920,381	—	—	920,381
- Other financial assets	18,566,566	—	—	18,566,566
- Other debt securities	22,967,229	630,165,816	—	653,133,045
- Financial assets pledged as collateral	44,785,900	—	—	44,785,900
- Investments in Equity Instruments	837,562	—	727,448	1,565,010
Total Assets	157,773,789	630,177,260	727,448	788,678,497
Liabilities
- Liabilities at fair value through profit or loss	6,661,539	—	—	6,661,539
- Other financial liabilities	55,472,099	—	—	55,472,099
Total Liabilities	62,133,638	—	—	62,133,638

Summary of reconciliation of the financial instruments

FV Level 3	12/31/2022	Transfers	Additions	Disposals	OCI	12/31/2023
Assets
- Investments in equity instruments	727,448	—	370,242	(76,840)	(703,959)	316,891

Summary of difference between carrying amount and fair value of assets and liabilities

Other Financial Instruments as of 12/31/2023	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	229,098,272	229,098,272	229,098,272	—	—
- Other financial assets	25,435,492	25,435,492	25,435,492	—	—
- Loans and other financing	482,455,084	549,311,537	—	—	549,311,537
- Reverse Repo transactions	755,708,132	755,708,132	755,708,132	—	—
- Other Debt Securities	222,910,510	255,174,286	177,457,660	77,716,626	—
- Financial assets Pledged as collateral	8,399	8,399	8,399	—	—
	1,715,615,889	1,814,736,118	1,187,707,955	77,716,626	549,311,537
Financial Liabilities
- Deposits	1,548,928,056	1,597,478,417	—	—	1,597,478,417
- Other financial liabilities	346,947	346,947	346,947	—	—
- Financing received from the Central Bank and other financial institutions	2,691,969	2,788,182	—	—	2,788,182
- Repo Transactions	940,332	940,332	940,332	—	—
	1,552,907,304	1,601,553,878	1,287,279	—	1,600,266,599

Other Financial Instruments as of 12/31/2022	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	150,719,643	150,719,643	150,719,643	—	—
- Other financial assets	6,679,625	6,679,625	6,679,625	—	—
- Loans and other financing	728,474,749	736,098,923	—	—	736,098,923
- Reverse Repo transactions	67,206,248	67,206,248	67,206,248	—	—
- Other Debt Securities	186,842,522	193,728,112	101,835,764	91,892,348	—
- Financial assets Pledged as collateral	270,629	270,629	270,629	—	—
	1,140,193,416	1,154,703,180	326,711,909	91,892,348	736,098,923
Financial Liabilities
- Deposits	1,705,009,583	1,750,167,253	—	—	1,750,167,253
- Other financial liabilities	909,756	909,756	909,756	—	—
- Financing received from the Central Bank and other financial institutions	17,219,834	27,034,151	—	—	27,034,151
- Unsubordinated Debt securities	1,748,271	1,748,271	1,748,271	—	—
	1,724,887,444	1,779,859,431	2,658,027	—	1,777,201,404

Summary of equity instruments measured at fair value with changes in profit or loss

	12/31/2023	12/31/2022
Grupo Financiero Galicia S.A.	—	15,651
Pampa Energía S.A.	26,237	144,901
Loma Negra S.A.	2,412	102,814
Ternium Argentina S.A.	1,113	42,781
Aluar S.A.	31	169,045
YPF S.A.	517	141,977
Transener S.A.	198	17,327
Edenor	5,799	145,309
Holcim Arg	7,218	4,416
Cedear SPDR Dow Jones Ind	1,803	1,731
Cedear SPDR S&P	1,528	1,348
Cedear Financial Select Sector	1,430	1,423
Others	808	48,839
Total	49,094	837,562

Summary of equity instruments measured at fair value with changes in other comprehensive income

	FV at	Income / (Loss)			FV at
Detail	12/31/2022	through OCI	Disposals	Additions	12/31/2023
Mercado Abierto Electrónico S.A.	288,040	(286,408)	—	—	1,632
Play Digital S.A.	274,011	(283,270)	(75,239)	254,610	170,112
Seguro de Depósitos S.A	33,146	(14,214)	—	—	18,932
Compensador Electrónica S.A.	101,793	11,116	(1,601)	—	111,308
Provincanje S.A.	22,586	(130,573)	—	115,632	7,645
Cuyo Aval Sociedad de Garantía Recíproca	5,833	(184)	—	—	5,649
Argencontrol S.A.	1,009	(428)	—	—	581
IEBA S.A.	190	(129)	—	—	61
Other Reciprocal Guarantee Companies	840	131	—	—	971
Total	727,448	(703,959)	(76,840)	370,242	316,891

	FV at	Income / (Loss)			FV at
Detail	12/31/2021	through OCI	Disposals	Additions	12/31/2022
Mercado Abierto Electrónico S.A.	277,503	10,537	—	—	288,040
Play Digital S.A.	224,182	(173,224)	(45,605)	268,658	274,011
Seguro de Depósitos S.A	42,666	(9,520)	—	—	33,146
Compensador Electrónica S.A.	68,731	33,062	—	—	101,793
Provincanje S.A.	26,862	(4,276)	—	—	22,586
Cuyo Aval Sociedad de Garantía Recíproca	8,456	(2,623)	—	—	5,833
Argencontrol S.A.	953	56	—	—	1,009
IEBA S.A.	371	(181)	—	—	190
Other Reciprocal Guarantee Companies	955	(115)	—	—	840
Total	650,679	(146,284)	(45,605)	268,658	727,448